Document and Entity Information	3 Months Ended
Mar. 31, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	Cheniere Energy Partners, L.P.
Entity Central Index Key	0001383650
Document Type	8-K
Document Period End Date	Mar. 31, 2018
Amendment Flag	false